Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	$ (638,183)	$ 441,229
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation and amortization of premises and equipment	120,488	171,870
Net accretion of premiums, discounts and deferred loan fees and costs	(26,538)	(166,560)
Deferred income tax (benefit)	(673,979)	(382,660)
Provision for loan losses	1,711,252	821,476
ESOP shares committed to be released	24,865	24,685
MRP amortization	40,584	40,584
Stock option expense	41,412	41,412
Decrease in accrued interest receivable	52,782	50,463
Increase in cash surrender value of bank owned life insurance	(151,647)	(151,623)
(Increase) decrease in other assets	(453,555)	501,168
Increase (decrease) in other liabilities	5,309	(665,642)
Net Cash Provided by Operating Activities	52,790	726,402
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of investment securities held to maturity	(4,357,242)
Principal repayments on mortgage-backed securities held to maturity	5,535,214	7,943,767
Purchase of mortgage-backed securities held to maturity	(5,150,439)	(1,250,010)
Purchases of loan participation interests	(150,403)	(1,996,402)
Net change in loans receivable	9,041,818	5,717,552
Additions to premises and equipment	(209,725)	(19,377)
Redemption of Federal Home Loan Bank of New York stock	109,700	467,000
Net Cash Provided by Investing Activities	4,818,923	10,862,530
CASH FLOWS FROM FINANCING ACTIVITIES
Net (decrease) increase in deposits	(2,150,989)	1,905,837
Repayment of advances from Federal Home Loan Bank of New York	(3,461,009)	(2,808,898)
Net change to short-term borrowings	1,500,000	(8,000,000)
(Decrease) increase in advance payments by borrowers for taxes and insurance	(142,868)	40,442
Net Cash Used in Financing Activities	(4,254,866)	(8,862,619)
Net Increase in Cash and Cash Equivalents	616,847	2,726,313
CASH AND CASH EQUIVALENTS - BEGINNING	8,184,340	5,458,027
CASH AND CASH EQUIVALENTS - ENDING	8,801,187	8,184,340
SUPPLEMENTARY CASH FLOWS INFORMATION
Cash paid during the year for: Interest	1,577,000	2,071,098
Cash paid during the year for: Income taxes, net of refunds	370,850	121,110
Acquisition of real estate owned in settlement of loan receivable	$ 743,830